PRUDENTIAL WORLD FUND, INC.

Prudential International Value Fund

Supplement dated August 28, 2014 to the
Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information

Effective immediately, Charles Wilson joins Wendy Trevisani as a portfolio manager for the portion of the Fund subadvised by Thornburg Investment Management, Inc. (Thornburg). Effective on or about March 1, 2015, Ms. Trevisani has announced her intention to resign from Thornburg.

To reflect these changes, the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information (SAI) are hereby changed as follows:

I.	In the section of the Prospectus entitled Summary--Management of the Fund, the information pertaining to Thornburg is deleted and replaced, as follows:
Investment Manager	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Thornburg Investment Management, Inc.	Wendy Trevisani	Managing Director & Portfolio Manager	December 2004
		Charles Wilson	Portfolio Manager	August 2014

Note: Ms. Trevisani has announced her intention to resign from Thornburg on or about March 1, 2015.

II.	In the section of the Prospectus entitled How the Fund is Managed/Portfolio Managers, the following is hereby added to the discussion pertaining to Thornburg:

Charles Wilson, Portfolio Manager. Mr. Wilson joined Thornburg in 2012 as associate portfolio manager and was named portfolio manager in 2014. Prior to joining Thornburg, Mr. Wilson served as co-portfolio manager for Marsico Capital Management in Denver, Colorado. Mr. Wilson earned a BS in geology from the University of Arizona in Tucson and a PhD in geo-physics from the University of Colorado in Boulder.

III.	In the section of the SAI entitled Management & Advisory Arrangements/Additional Information About the Portfolio Managers – Other Accounts and Ownership of Fund Securities, the following is hereby added to the table:

Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Thornburg Investment Management, Inc.	Charles Wilson	6 / $2,034,793,177	16 / $4,440,591,966	9,038 / $14,096,139,991	None

Information in the above table is as of July 31, 2014.

LR629